UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

JACOB INTERNET FUND SCHEDULE OF INVESTMENTS November 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.8%
	Internet - Commerce - 28.2%
202,500	51job, Inc. - ADR *^(a)	$2,683,125
31,700	Ameritrade Holding Corporation *(a)	740,512
2,722,132	Art Technology Group, Inc. *	4,464,297
541,873	Autobytel Inc. *	2,828,577
1,978	Ctrip.com International Ltd. - ADR ^	115,298
96,421	Digital River, Inc. *(a)	2,499,232
1,000	eBay Inc. *(a)	44,810
35,152	Expedia, Inc. *(a)	871,418
291,273	HomeStore, Inc. *	1,284,514
70,000	IAC/InterActiveCorp *(a)	1,932,700
21,100	Monster Worldwide Inc. *	820,790
1,802,300	PartyGaming plc (BP) *^	3,679,662
		21,964,935
	Internet - Communications - 12.7%
468,400	Airspan Networks Inc. *(a)	2,754,192
56,000	Alvarion Limited *^(a)	498,960
663,440	deltathree, Inc. *(a)	1,691,772
789,400	iBasis, Inc. *(a)	1,515,648
208,050	Openwave Systems Inc. *(a)	3,455,710
		9,916,282
	Internet - Infrastructure - 26.3%
146,088	Agile Software Corporation *	907,206
42,700	Akamai Technologies, Inc. *	852,292
20,000	Apple Computer, Inc. *(a)	1,356,400
1,075,000	CDC Corporation *^	3,751,750
114,000	Digimarc Corporation *	695,400
830	Digital Insight Corporation *	27,490
39,407	Internet Security Systems, Inc. *	900,844
207,800	Interwoven, Inc. *	1,972,022
122,000	Macrovision Corporation *(a)	1,895,880
266,904	MatrixOne, Inc. *	1,345,196
1,000	McAfee Inc. *(a)	27,810
70,006	Open Text Corporation *^(a)	1,046,590
9,876	SafeNet, Inc. *(a)	351,092
333,369	SumTotal Systems, Inc. *(a)	1,446,821
477,307	webMethods, Inc. *(a)	3,856,641
		20,433,434
	Internet - Media Content - 19.6%
141,918	Alloy, Inc. *(a)	869,957
1,000,000	China.com Inc. (HK) *^	71,970
1,000	CNET Networks, Inc. *(a)	14,990
1,000	Electronic Arts Inc. *(a)	56,360
2,100	Google Inc. *(a)	850,479
40,686	InfoSpace, Inc. *	1,072,483
231,833	iVillage Inc. *	1,901,031
98,300	Jupitermedia Corporation *(a)	1,609,171
25,100	SINA Corp *^	625,994
168,500	Sohu.com Inc. *^	3,201,500
1,600,000	Tencent Holdings Limited (HK) *^	1,614,610
499,449	TheStreet.com *	2,477,267
1,500	THQ Inc. *(a)	34,080
20,274	Yahoo! Inc. *(a)	815,623
		15,215,515
	TOTAL COMMON STOCKS (Cost $57,193,914)	67,530,166
Principal
Amount
	SHORT TERM INVESTMENTS - 2.5%
	Variable Rate Demand Notes # - 2.5%
$822,349	American Family Financial Services, 2.20%	822,349
1,150,482	Wisconsin Corporate Central Credit Union, 3.96%	1,150,482
	TOTAL SHORT TERM INVESTMENTS (Cost $1,972,831)	1,972,831

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 29.6%
	Commercial Paper - 1.3%
1,000,000	CCN Orchard Park LLC Promissory Notes,
	4.19%, Due 10/06/06	1,000,000
	Total Commercial Paper	1,000,000
Shares
	Money Market Mutual Funds - 0.0%
885	Merrill Lynch Premier Institutional Fund	885
	Total Money Market Mutual Funds	885
Principal
Amount
	Repurchase Agreements - 28.3%
$4,000,000	Credit Suisse First Boston Repurchase Agreement:
	(Dated 11/30/05), 4.11%, Due 12/01/05 (Repurchase
	Proceeds $4,000,457), (Collateralized by Credit Suisse First
	Boston Mortgage Securities Corp. and MortgageIt Inc.
	Collateralized Mortgage Obligations)	4,000,000
18,000,000	Morgan Stanley Repurchase Agreement:
	(Dated 11/30/05), 4.07%, Due 12/01/05 (Repurchase
	Proceeds $18,002,035), (Collateralized by Ginnie Mae
	Collateralized Mortgage Obligations)	18,000,000
	Total Repurchase Agreements	22,000,000
	TOTAL INVESTMENTS PURCHASE WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $23,000,885)	23,000,885
	TOTAL INVESTMENTS (Cost $82,167,630) - 118.9%	92,503,882
	LIABILITIES LESS OTHER ASSETS - (18.9)%	(14,686,770)
	TOTAL NET ASSETS - 100.0%	$77,817,112

*	Non Income Producing
^	Foreign Security
ADR	American Depository Receipt
(a)	All or a portion of shares are on loan.
BP	British Pounds
HK	Hong Kong Dollars
#	Variable rate demand notes are considered short-term obligations and are
	payable upon demand. Interest rates change periodically on specified dates.
	The rates listed are as of November 30, 2005.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*:

Cost of investments Gross unrealized appreciation Gross unrealized depreciation Net unrealized appreciation	$59,166,745 13,697,883 (3,361,631) $10,336,252

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title) /s/ Ryan Jacob
                                                                 Ryan Jacob, President

Date                      1/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                                                 Ryan Jacob, President

Date                      1/24/06

By (Signature and Title) /s/ Francis Alexander
                                                                 Francis Alexander, Treasurer

Date                      1/24/06